OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

	As of December 31,
	2020	2019
Governmental institutions	$62	$3
Prepaid expenses (*)	539	6
	$601	$9

(*)	Including inter alia deferred charged related to receivables financing facility and deferred charged related to equity line (see also Note 7 and Note 15B14, respectively).